THRIVENT ETF TRUST

Registrant CIK 0001896670

Form N-CEN

Fiscal Year Ended 9/30/2025

Item G.1.a.ii. Provision of financial support

a.   Description of nature of support: Seed capital investments in the Registrant

b.   Person providing support: Thrivent Financial for Lutherans (TFL)

c.   Brief description of relationship between the person providing support and the Registrant: The Registrant's investment adviser, Thrivent Asset Management, LLC, is a wholly owned subsidiary of TFL

d.   Date support provided: See Dates below

e.   Amount of support: See Amounts below

f.   Security supported (if applicable): Not applicable

g.   Value of security supported on date support was initiated (if applicable): Not applicable

h.   Brief description of reason for support: TFL made seed capital investments in Thrivent Core Plus Bond ETF (series identification number S000089905) and Thrivent Ultra Short Bond ETF (series identification number S000089906) on 2/11/2025 for the new Funds to be listed on NYSE Arca, and on subsequent dates to provide available capital for investment

i.    Term of support: None

j.    Brief description of any contractual restrictions relating to support: None

                  Thrivent Core Plus Bond ETF:                             Thrivent Ultra Short Bond ETF:

	Date	Amount		Date	Amount
1	2/11/2025	$ 100	1	2/11/2025	$ 100
2	2/19/2025	20,044,000	2	2/19/2025	20,032,000
3	3/5/2025	2,033,200	3	3/3/2025	2,008,400
4	3/26/2025	2,023,600	4	3/17/2025	2,009,200
5	4/8/2025	2,019,200	5	4/7/2025	2,013,200